Federal Home Loan Bank Advances (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances (Textual) [Abstract]
First mortgage loans	$ 66,324	$ 52,779
Maximum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.88%
Maximum [Member] | Maturities in 2014 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.88%
Minimum [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.86%
Minimum [Member] | Maturities in 2013 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2013, fixed rate	2.00%
Minimum [Member] | Maturities in 2014 [Member]
Federal Home Loan Bank Advances Branch Of F H L B Bank [Line Items]
Maturities in 2014, fixed rate	2.86%